Recoverable Cash Advances	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Recoverable Cash Advances
Note 19: RECOVERABLE CASH ADVANCES

(€’000)	As at December 31,
	2021	2020
Non-Current portion as at January 1,	4 220	4 139
Non-Current portion as at December 31,	5 851	4 220

Current portion as at January 1,	371	346
Current portion as at December 31,	362	371

Total Recoverable Cash Advances as at January 1,	4 590	4 484
Total Recoverable Cash Advances as at December 31,	6 213	4 590
The Group receives government support in the form of recoverable cash advances from the Walloon Region in order to compensate the research and development costs incurred by the Group. Refer to note 3 and note 24.
At December 31, 2021, the Group has been granted recoverable cash advances amounting to €25.8 million related active contracts. Out of this amount: i) €19.3 million have been received to date; ii) €6.5 million should be received in 2022 or later depending on the progress of the different programs partially funded by the Region. In addition, the Group has received recoverable cash advances amounting to €15.3 million related to contracts for which the exploitation has been abandoned (mainly related to the
C-Cure
program).
For further details, reference is made to the table below which shows, for active contracts (i) the year for which amounts under those agreements have been received and initially recognized on the statement of financial position for the financial liability and deferred grant income components and (ii) a description of the specific characteristics of those recoverable cash advances including repayment schedule and information on other outstanding advances. Underlying R&D is ongoing. In 2022 and beyond, the Group will have to make exploitation decisions on the remaining RCAs (agreements numbered 8087, 8088, 1910028, 8212, 8436 and 8516).

(in €’000)			Amounts received for the years ended December 31,				Amounts to be received		As at December 31, 2021
Id	Project	Contractual amount	Prior years	2020	2021	Cumulated cashed in	2022 and beyond	Status	Amount reimbursed (cumulative)

5915	C-Cathez	910	910	—	—	910	—	Exploitation	670
6633	C-Cathez	1 020	1 020	—	—	1 020	—	Exploitation	296
7027	C-Cathez	2 500	2 500	—	—	2 500	—	Exploitation	600
7502	CAR-T Cell	2 000	2 000	—	—	2 000	—	Exploitation	60
7685	THINK	3 496	3 146	350	—	3 496	—	Exploitation	70
8087	CYAD01 - Deplethink	2 492	623	1 447	—	2 070	422	Research	—
8088	CYAD02 - Cycle1	3 538	885	615	746	2 246	1 292	Research	—
1910028	CwalityCAR	2 102	—	749	199	948	1 154	Research	—
8212	CYAD-101	3 300	—	825	1 370	2 195	1 105	Research	—
8436	Immunicy	3 394	—	1 697	—	1 697	1 697	Research	—
8516	New engagers	1 095	—	—	274	274	821	Research	—

Total		25 847	11 083	5 684	2 589	19 356	6 491		1 696

Regarding active contracts (in exploitation and research status):
The contract 5915 has the following specific characteristics:

•	funding by the Region covers 70% of the budgeted project costs;

•	certain activities have to be performed within the Region;

•	in case of an outlicensing agreement or a sale to a third party, the Group will have to pay 10% of the price received (excl. of VAT) to the Region;

•
sales-independent reimbursements, sales-dependent reimbursements, and amounts due in case of an outlicensing agreement or a sale to a third party, are, in the aggregate, capped at 100% of the principal amount paid out by the Region;

•	sales-dependent reimbursements payable in any given year can be set-off against sales-independent reimbursements already paid out during that year;

•
the amount of sales-independent reimbursement and sales-dependent reimbursement may possibly be adapted in case of an outlicensing agreement, a sale to a third party or industrial use of a prototype or pilot installation, when obtaining the consent of the Walloon Region to proceed thereto.

The RCA liability associated to the contract 5915 amounted to €0.3 million.
The other contracts have the following specific characteristics:

•	funding by the Region covers from 45 to 70% of the budgeted project costs;

•	certain activities have to be performed within the EU;

•	sales-independent reimbursements represent in the aggregate 30% of the principal amount;

•	sales-independent reimbursements and sales-dependent reimbursements are, in the aggregate (including the accrued interests), capped at 200% of the principal amount paid out by the Region;

•
interests (at Euribor 1 year (as applicable on the first day of the month in which the decision to grant the relevant RCA was made + 100 basis points) accrue as of the 1st day of the exploitation phase;

•
the amount of sales-independent reimbursement and sales-dependent reimbursement may possibly be adapted in case of an outlicensing agreement, a sale to a third party or industrial use of a prototype or pilot installation, when obtaining the consent of the Region to proceed thereto.

•	in case of bankruptcy, the research results obtained by the Group under those contracts are expressed to be assumed by the Region by operation of law.
The RCA liability associated to the other contracts amounted to €5.9 million, which mainly incorporate the sales-independent reimbursements for €4.4 million and the sales-dependent reimbursements for €1.5 million.

The table below summarizes, in addition to the specific characteristics described above, certain terms and conditions for the recoverable cash advances:

Contract number	Research phase	Percentage of total project costs	Turnover- dependent reimbursement	Turnover-independent reimbursement	Interest rate accrual	Amounts due in case of licensing (per year) resp. Sale
(€’000)
5915	01/08/08-30/04/11	70%	5.00%	€40k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
6633	01/05/11-30/11/12	60%	0.27%	From €10k to €51k starting in 2013 until 30% of advance is reached	Starting on 01/06/13	N/A
7027	01/11/12-31/10/14	50%	0.33%	From €25k to €125k starting in 2015 until 30% of advance is reached	Starting on 01/01/15	N/A
7502	01/12/15-30/11/18	45%	0.19%	From €20k to €50k starting in 2019 until 30% is reached.	Starting 2019	N/A
7685	1/01/17-31/12/19	45%	0.33%	From €35k to €70k starting in 2019 until 30% is reached.	Starting 2020	N/A
8087	01/05/19 - 30/06/21	45%	0.22%	From €25k to €75k starting in 2022 until 30% is reached	Starting 01/07/22	N/A
8088	01/05/19 - 31/12/21	45%	0.21%	From €35k to €106k starting in 2022 until 30% is reached	Starting 01/01/22	N/A
1910028	06/06/19 - 05/06/22	45%	0.01%	From €21k to €42k starting in 2022 until 30% is reached	Starting 06/06/22	N/A
8212	01/01/20 - 31/12/21	45%	0.46%	From €33K to €99K starting in 2022 until 30% is reached	Starting 01/01/22	N/A
8436	01/11/20 - 31/12/23	45%	0.32%	From €34K to €102K starting in 2024 until 30% is reached	Starting 01/01/24	N/A
8516	01/04/21 - 31/03/23	45%	0.10%	From €11K to €33K starting in 2024 until 30% is reached	Starting 01/04/24	N/A